Long-Term Debt (Schedule Of Principal Amount, Effective Interest Rate And Maturity Date Of Debentures And Senior Notes) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 23, 2011	Dec. 31, 2011	Dec. 31, 2010
6.6% Senior Notes, Due 2018 [Member]
Debt Instrument [Line Items]
Principal Amount		$ 300,000,000
Effective Interest Rate		6.81%
Maturity date		April 15, 2018	April 15, 2018
7% Debentures, Due 2025 [Member]
Debt Instrument [Line Items]
Principal Amount		125,000,000
Effective Interest Rate		7.12%
Maturity date		December 1, 2025	December 1, 2025
6.25% Senior Notes, Due 2037 [Member]
Debt Instrument [Line Items]
Principal Amount		$ 250,000,000
Effective Interest Rate		6.45%
Maturity date	2037	May 1, 2037	May 1, 2037